UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2011
Check here if Amendment [ ];      Amendment Number: ___
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            NOTTINGHAM ADVISORS INC.
ADDRESS:         500 ESSJAY RD. SUITE 220
                 WILLIAMSVILLE, NY 14221

Form 13F File Number: 28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer                   Williamsville, NY               05/03/11
[Signature]                            [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

         Form 13F File Number Name

         ___________________________________-  [Repeat as necessary.]

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            81

Form 13F Information Table Value Total:           $248,401
                                                 (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ANONE@ and omit the column headings and list entries.]

         No.     Form 13F File Number              Name



         [Repeat as necessary.]

Nottingham Advisors
FORM 13F
   31-Mar-11






                           FORM 13F INFORMATION TABLE

                                TITLE OF                       VALUE    SHARES/   SH/       PUT/  INVSTMT       VOTING AUTHORITY
NAME OF ISSUER                  CLASS              CUSIP      (X$1000)  PRN AMT   PRN       CALL  DSCRETN       SOLE SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------

Energy Select Sector SPDR                           81369Y506   201        2522 SH               Sole            2522
Market Vectors Vietnam                              57060u761   235        9900 SH               Sole            9900
Morgan Stanley India Investmen                      61745C105   396       16450 SH               Sole           16450
PowerShares QQQ Nasdaq 100                          73935A104   285        4970 SH               Sole            4970
SPDR Dow Jones Industrial Ave                       78467X109   223        1810 SH               Sole            1810
SPDR Euro Stoxx 50                                  78463x202 10821      265796 SH               Sole          265796
SPDR Gold Trust                                     78463V107  4965       35502 SH               Sole           35502
SPDR S & P Mid-Cap 400 Trust                        78467Y107  8155       45417 SH               Sole           45417
Technology Select Sector SPDR                       81369Y803  7152      274410 SH               Sole          274410
Utilities Select Sector SPDR                        81369Y886  1075       33728 SH               Sole           33728
Vanguard Dividend Appreciation                      921908844 26317      474097 SH               Sole          474097
Vanguard Emerging Markets                           922042858  8388      171351 SH               Sole          171351
Vanguard Mid-Cap VIPERS                             922908629  5020       62324 SH               Sole           62324
WisdomTree Emerging Mkts Equit                      97717w315  5927       96983 SH               Sole           96983
WisdomTree International Top 1                      97717W786   199        4225 SH               Sole            4225
iShares Comex Gold Trust                            464285105   207       14770 SH               Sole           14770
iShares DJ Select Dividend Ind                      464287168  9609      184327 SH               Sole          184327
iShares MSCI Australia                              464286103   359       13475 SH               Sole           13475
iShares MSCI Brazil                                 464286400   459        5925 SH               Sole            5925
iShares MSCI Canada                                 464286509  3479      103500 SH               Sole          103500
iShares MSCI EAFE                                   464287465 28835      479936 SH               Sole          479936
iShares MSCI Emerging Markets                       464287234  5435      111676 SH               Sole          111676
iShares MSCI Singapore                              464286673   297       21750 SH               Sole           21750
iShares MSCI South Korea                            464286772   497        7725 SH               Sole            7725
iShares MSCI Taiwan                                 464286731   243       16375 SH               Sole           16375
iShares MSCI Thailand                               464286624   384        5745 SH               Sole            5745
iShares MSCI Turkey                                 464286715   583        9125 SH               Sole            9125
iShares Russell 1000 Growth                         464287614 28032      463570 SH               Sole          463570
iShares Russell 1000 Value                          464287598 23894      347959 SH               Sole          347959
iShares Russell Midcap Value                        464287473   204        4230 SH               Sole            4230
iShares S&P 500 Value Index Fd                      464287408   329        5195 SH               Sole            5195
iShares S&P Global Healthcare                       464287325  8011      148084 SH               Sole          148084
iShares S&P Global Telecom                          464287275  5021       81307 SH               Sole           81307
iShares S&P Midcap 400 Index                        464287507   313        3170 SH               Sole            3170
iShares S&P Small Cap 600 Inde                      464287804 11310      153756 SH               Sole          153756
iShares S&P U.S. Preferred Sto                      464288687  2872       72433 SH               Sole           72433
AT&T Inc.    COM                                    00206R102   257        8407 SH               Sole            8407
Apple ComputeCOM                                    037833100  5374       15419 SH               Sole           15419
Biosensors InCOMnational Group                      G11325100    23       25000 SH               Sole           25000
Boston ScientCOMc Corp.                             101137107   198       27536 SH               Sole           27536
Exxon Mobil CCOM.                                   30231G102   579        6880 SH               Sole            6880
Gabelli UtiliCOMTrust                               36240A101   164       24619 SH               Sole           24619
General ElectCOM Co.                                369604103   589       29365 SH               Sole           29365
Heartland OilCOMGas Corp.                           42235Q200     0       10000 SH               Sole           10000
InternationalCOMsiness Machine                      459200101   205        1260 SH               Sole            1260
M&T Bank CorpCOM                                    55261F104   291        3286 SH               Sole            3286
Microsoft IncCOM                                    594918104   536       21101 SH               Sole           21101
Naturalnano ICOM                                    63901A105     0      103400 SH               Sole          103400
Procter & GamCOM                                    742718109   229        3710 SH               Sole            3710
Synergetics UCOMInc.                                87160G107   555       94271 SH               Sole           94271
Trans1 Inc.  COM                                    89385X105   632      146300 SH               Sole          146300
Urologix Inc.COM                                    917273104   108      171794 SH               Sole          171794
Vanguard NatuCOM Resources                          92205F106   209        6560 SH               Sole            6560
iCo TherapeutCOM Inc.                               45107j105    29       73682 SH               Sole           73682
AIM Intl Small Company Fd Cl A                      008879561   866    44435.03 SH               Sole        44435.03
Davis New York Venture Fund A                       239080104  1731    48190.28 SH               Sole        48190.28
Dodge & Cox Intl Stock Fund                         256206103  1736    47426.94 SH               Sole        47426.94
Dryden S&P 500 Index Fund                                       204    2350.673 SH               Sole        2350.673
Eaton Vance Tax Managed Growth                      277911830   363    14612.12 SH               Sole        14612.12
Frankin Utilities Class A                           353496409   125    10441.41 SH               Sole        10441.41
Ivy Asset Strategy Fund Cl A                        466000759  1071    42125.76 SH               Sole        42125.76
JP Morgan Mid Cap Value Fund C                      339128308   620     25282.2 SH               Sole         25282.2
Janus Advisor Forty Fund                            47102R405  1563    46391.08 SH               Sole        46391.08
Keeley Small Cap Value Cl. A                        487300501   605    22200.37 SH               Sole        22200.37
Lazard Emerging Markets Portfo                      52106N764   423    19241.42 SH               Sole        19241.42
Longleaf Partners Fund                              543069108  1790    58256.46 SH               Sole        58256.46
MFS Series Tr I - MFS Value Fu                      552983801   373    15488.54 SH               Sole        15488.54
MFS Series Trust I Research                         552983512  1391    87975.69 SH               Sole        87975.69
Matthews Pacific Tiger Fund                         577130107   563    24242.04 SH               Sole        24242.04
NT Collective Daily EAFE                                        194     23275.4 SH               Sole         23275.4
Neuberger Berman Genesis Adv                        64122m605   561     18619.2 SH               Sole         18619.2
The Jensen Portfolio                                476313101  2325    82551.66 SH               Sole        82551.66
UMB Scout Intl Fund                                 81063u503  1509     45216.9 SH               Sole         45216.9
Van Kampen Mid Cap Growth Fund                      00143M596   465    14625.85 SH               Sole        14625.85
Bankamerica Corp.                                   060505104   208       15595 SH               Sole           15595
Community Bank N.A.                                 203607106  8276      340999 SH               Sole          340999
Exxon Mobil Corp.                                   30231G102   506        6013 SH               Sole            6013
General Electric Co.                                369604103   631       31450 SH               Sole           31450
M & T Bank Corp                                     55261F104   311        3510 SH               Sole            3510
Trans1 Inc.                                         89385X105   280       64886 SH               Sole           64886
REPORT SUMMARY     80        DATA RECORDS                    248401             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.